Paras Madho
Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

RECD S.E.C.
NOV 2 8 2007
1086

PROCESSED
DEC 0 4 2007
THOMSON
FINANCIAL

November 28, 2007

07082282

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

CERTNYS

001-33121

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, PETROBRAS INTERNATIONAL FINANCE COMPANY, 5.875% Global Notes due 2018 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 27, 2007. Tentative listing date – November 30 , 2007.

Sincerely,

Paras Madho

END